United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-08426

              AllianceBernstein Worldwide Privatization Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN(SM) Investment Research and Management

AllianceBernstein Worldwide Privatization Fund

--------------------------------------------------------------------------------

International
   Mid-cap                                          Annual Report--June 30, 2003

--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

August 5, 2003

Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Worldwide Privatization Fund (the "Fund") for the annual reporting period ended June 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests substantially all of its assets in equity securities issued by companies that are undergoing, or have undergone, privatization, and in securities of companies believed by Alliance to be beneficiaries of privatizations.

Investment Results

The following table provides the performance results for the Fund and the Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index, as well as the MSCI Emerging Markets Free (EMF) Index, for the six- and 12-month periods ended June 30, 2003. We also have included the performance results for the Fund's benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, respectively, which more closely reflects the Fund's investment orientation and portfolio characteristics than either of the indices standing alone.

INVESTMENT RESULTS*
Periods Ended June 30, 2003

                                                           --------------------
                                                                  Returns
                                                           --------------------
                                                           6 Months   12 Months
-------------------------------------------------------------------------------
AllianceBernstein Worldwide Privatization Fund

  Class A                                                    11.14%       2.32%
-------------------------------------------------------------------------------
  Class B                                                    10.74%       1.55%
-------------------------------------------------------------------------------
  Class C                                                    10.74%       1.55%
-------------------------------------------------------------------------------
MSCI World (minus the U.S.) Index                            10.63%      -5.17%
-------------------------------------------------------------------------------
MSCI EMF Index                                               16.13%       6.96%
-------------------------------------------------------------------------------
65%/35% Composite:
MSCI World (minus the U.S.) Index/MSCI EMF Index             12.56%      -0.92%
-------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States. The unmanaged MSCI Emerging


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 1

      Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 27 emerging market countries in Europe, Latin America, and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Worldwide Privatization Fund.

      Additional investment results appear on page 5.

During the six- and 12-month periods ended June 30, 2003, the Fund's Class A shares returned 11.14% and 2.32%, respectively. The Fund's benchmark, a composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, posted returns of 12.56% and -0.92%, respectively, during the same periods.

Over the 12-month period, the Fund outperformed its composite benchmark due principally to strong positive contributions from stock selection. Relative overweight positions in more defensively-oriented European and Japanese companies drove superior stock selection, as did the Fund's strong exposure to Mexican and East European financials and Russian energy and telecommunications stocks. Regional asset allocation also moderately contributed to the Fund's relative performance, most notably as a result of the Fund's overweight positions in both the Latin American and the East European, Middle Eastern and African (EMEA) regions.

Over the six-month period, the Fund moderately underperformed its composite benchmark due principally to weak returns from the Fund's South Korean and Japanese holdings.

Market Review and Investment Strategy

During the 12-month reporting period, developed market equities posted moderately negative returns while their emerging market peers posted positive returns. Within the developed markets, the Pacific ex-Japan and North American regions outperformed Europe, while Japan was the worst performer in U.S. dollar terms. The EMEA region was the strongest performer among emerging markets. Latin America also posted notably positive returns; however, the Asian region lagged with negative absolute returns.

Returns over the 12-month period were held back by weak global economic conditions and geopolitical uncertainty. However, a significant equity market rally followed the swift resolution of the conflict in Iraq. World governments' and monetary authorities' attempts to stimulate economic growth appear to have been received positively. Furthermore, recent economic data has indicated that economic activity levels may have stabilized. Although corporate earnings have generally remained weak, the scale of downward earnings revisions has moderated.

The Fund's portfolio continued to emphasize diversification with strong representation in both developed and emerging markets and across a wide array of economic sectors. Privatization activity showed some signs of recovery on the back of improved market conditions, providing the Fund with a range of new investment opportunities.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
GROWTH OF A $10,000 INVESTMENT
5/31/94* - 6/30/03

AllianceBernstein Worldwide Privatization Fund Class A: $15,165

MSCI World (minus the U.S.) Index:                      $12,096

Composite:                                              $11,008

MSCI Emerging Markets Free Index:                        $8,208

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

              AllianceBernstein        MSCI
                  Worldwide          Emerging      MSCI World
                Privatization        Markets     (minus the U.S.)
                    Fund            Free Index       Index          Composite**
--------------------------------------------------------------------------------
6/2/94*           $ 9,578            $10,000        $10,000          $10,000
6/30/94           $ 9,339            $ 9,724        $10,117          $ 9,979
6/30/95           $ 9,750            $ 9,722        $10,378          $10,146
6/30/96           $11,619            $10,546        $11,800          $11,351
6/30/97           $14,542            $11,898        $13,436          $12,883
6/30/98           $15,867            $ 7,248        $14,322          $11,673
6/30/99           $17,431            $ 9,329        $15,422          $13,428
6/30/00           $21,660            $10,213        $18,366          $15,540
6/30/01           $15,853            $ 7,575        $14,039          $11,756
6/30/02           $14,821            $ 7,675        $12,756          $11,111
6/30/03           $15,165            $ 8,208        $12,096          $11,008

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Worldwide Privatization Fund Class A shares (from 5/31/94* to 6/30/03) as compared to the performance of appropriate indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States.

The unmanaged MSCI Emerging Markets Free (EMF) Index is a market capitalization-weighted index composed of companies representative of the market structure of 27 emerging market countries in Europe, Latin America, and the Pacific Basin.

When comparing AllianceBernstein Worldwide Privatization Fund to the indices shown above, you should note that no sales charges are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Worldwide Privatization Fund.

* Closest month-end to the Fund's Class A share inception date of 6/2/94.

**The composite is a blend of 65% of the MSCI World (minus the U.S.) Index and 35% of the MSCI EMF Index.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
June 30, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $224.4
6/2/94
Class B Shares
6/2/94
Class C Shares
2/8/95

SECTOR BREAKDOWN
  22.0% Finance
  19.9% Utilities
  19.1% Consumer Services
  11.7% Energy
   8.1% Transportation
   6.0% Health Care                     [PIE CHART OMITTED]
   5.0% Technology
   4.1% Basic Industry
   2.9% Consumer Staples
   0.8% Multi-Industry
   0.3% Aerospace & Defense
   0.1% Consumer Manufacturing

SECURITY BREAKDOWN
  88.2% Common Stock
   9.5% American Depositary Receipt     [PIE CHART OMITTED]
   1.3% Global Depositary Receipt
   1.0% Preferred Stock

All data as of June 30, 2003. The Fund's sector and security breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             2.32%                    -1.99%
                    5 Years            -0.90%                    -1.76%
            Since Inception*            5.19%                     4.69%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             1.55%                    -2.45%
                    5 Years            -1.65%                    -1.65%
            Since Inception(a)          4.52%                     4.52%

Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year             1.55%                     0.56%
                    5 Years            -1.65%                    -1.65%
            Since Inception*            5.41%                     5.41%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially, all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Since Inception: 6/2/94 Class A and Class B; 2/8/95 Class C.

(a)  Assumes conversion of Class B shares into Class A shares after eight years.


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
June 30, 2003

                                                                      Percent of
Company                                          U.S. $ Value      Net Assets
--------------------------------------------------------------------------------
BNP Paribas, SA                                   $ 6,687,910            3.0%
--------------------------------------------------------------------------------
Grupo Financiero Banorte, SA de CV
   Series O                                         5,666,498            2.5
--------------------------------------------------------------------------------
Nomura Holdings, Inc.                               5,568,865            2.5
--------------------------------------------------------------------------------
Vodafone Group Plc.                                 5,419,573            2.4
--------------------------------------------------------------------------------
East Japan Railway Co.                              5,270,279            2.4
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                                 5,224,920            2.3
--------------------------------------------------------------------------------
Pfizer, Inc.                                        5,098,595            2.3
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                               4,992,364            2.2
--------------------------------------------------------------------------------
National Grid Transco Plc.                          4,914,539            2.2
--------------------------------------------------------------------------------
Kookmin Bank (common stock & ADR)                   4,812,396            2.1
--------------------------------------------------------------------------------
                                                  $53,655,939           23.9%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
June 30, 2003

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-96.6%

Australia-0.8%
CSL, Ltd. .......................................        227,900    $  1,829,175
                                                                    ------------
Austria-1.4%
Flughafen Wien AG ...............................         25,293         920,962
Telekom Austria AG(a) ...........................        199,687       2,269,731
                                                                    ------------
                                                                       3,190,693
                                                                    ------------
Brazil-3.8%
Brasil Telecom Participacoes, SA (ADR) ..........         17,600         659,120
Companhia Paranaense de Energia-Copel
   (ADR)(a) .....................................         78,400         235,200
Companhia Vale do Rio Doce (ADR) ................         32,200         955,052
   Sponsored ADR ................................         21,600         599,400
Empresa Brasileira de Aeronautica, SA
   (Embraer) (ADR) ..............................         29,094         555,695
Gerdau, SA pfd(a) ...............................        108,949       1,253,999
   Sponsored ADR ................................         89,180       1,047,865
Investimentos Itau, SA pfd(a) ...................      1,116,674         878,195
Petroleo Brasileiro, SA (ADR) ...................        131,000       2,326,560
                                                                    ------------
                                                                       8,511,086
                                                                    ------------
Chile-0.1%
Enersis, SA (ADR)(a) ............................         41,200         181,692
                                                                    ------------

China-2.9%
Beijing Capital International Airport Co., Ltd. .      3,444,000         839,122
China Petroleum and Chemical Corp. ..............      5,358,000       1,277,980
China Unicom, Ltd. ..............................      1,322,000         898,495
CNOOC, Ltd. .....................................        826,000       1,207,517
Legend Group, Ltd. ..............................      3,690,000       1,230,292
Sinotrans, Ltd.(a) ..............................      3,837,000       1,082,488
                                                                    ------------
                                                                       6,535,894
                                                                    ------------
Egypt-1.6%
Commercial International Bank ...................         85,100         519,956
Eastern Co. for Tobacco & Cigarettes ............         95,724       1,027,472
Egyptian Co. for Mobile Services ................        228,675       2,039,145
                                                                    ------------
                                                                       3,586,573
                                                                    ------------
Finland-1.6%
Fortum OYJ ......................................        171,894       1,380,333
Sampo OYJ .......................................        158,538       1,165,472
TietoEnator OYJ .................................         54,379         917,134
                                                                    ------------
                                                                       3,462,939
                                                                    ------------
France-11.8%
BNP Paribas, SA .................................        131,374       6,687,910
Dassault Systemes, SA ...........................         58,719       1,932,024
France Telecom, SA(a) ...........................        156,307       3,841,028


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Sanofi-Synthelabo, SA ...........................         85,088    $  4,992,364
TF1-TV Francaise ................................         91,058       2,807,506
TotalFinaElf Series B ...........................         16,232       2,457,512
Veolia Environnement ............................        184,906       3,807,779
                                                                    ------------
                                                                      26,526,123
                                                                    ------------
Germany-4.1%
Deutsche Lufthansa AG ...........................         86,289       1,009,588
Deutsche Post AG ................................        317,938       4,645,302
Fraport AG(a) ...................................        107,744       2,404,709
Rhoen-Klinikum AG ...............................         29,081       1,160,931
                                                                    ------------
                                                                       9,220,530
                                                                    ------------
Ghana-0.9%
Ashanti Goldfields Co., Ltd. (GDR)(a) ...........        237,700       1,894,469
                                                                    ------------

Greece-1.9%
Greek Organization of Football Prognostics ......        203,506       2,079,016
Public Power Corp. ..............................        119,594       2,162,866
                                                                    ------------
                                                                       4,241,882
                                                                    ------------
Hungary-1.4%
OTP Bank Rt.(a) .................................        314,465       3,043,166
                                                                    ------------

India-0.3%
Bank of Baroda ..................................        191,000         459,884
Maruti Udyog, Ltd.(a) ...........................         63,500         171,251
                                                                    ------------
                                                                         631,135
                                                                    ------------
Israel-0.4%
Bank Hapoalim, Ltd.(a) ..........................        461,000         978,492
                                                                    ------------

Italy-5.6%
Acegas SpA ......................................        216,186       1,186,352
ENI SpA .........................................        317,266       4,807,032
Telecom Italia Mobile SpA .......................        280,263       1,383,219
Telecom Italia SpA ..............................        300,695       2,725,964
UniCredito Italiano SpA .........................        521,539       2,490,019
                                                                    ------------
                                                                      12,592,586
                                                                    ------------
Japan-14.0%
East Japan Railway Co. ..........................          1,183       5,270,279
Japan Airlines System Corp. .....................        506,000       1,106,011
Japan Tobacco, Inc. .............................            965       5,224,920
KDDI Corp. ......................................            915       3,549,618
Mitsubishi Tokyo Financial Group, Inc. ..........            915       4,145,038
Nippon Telegraph & Telephone Corp. ..............            334       1,312,426
Nomura Holdings, Inc. ...........................        438,000       5,568,865
NTT DoCoMo, Inc. ................................          1,803       3,910,900
West Japan Railway Co. ..........................            372       1,412,089
                                                                    ------------
                                                                      31,500,146
                                                                    ------------
Luxembourg-1.9%
Tenaris, SA (ADR) ...............................        166,521       4,246,286
                                                                    ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Mexico-5.2%
America Movil, SA de CV Series L ................         95,506    $  1,790,738
Grupo Aeroportuario del Sureste,
   SA de CV (ADR) ...............................         40,200         588,126
Grupo Financiero Banorte, SA de CV Series O .....      2,007,477       5,666,498
Grupo Financiero BBVA Bancomer, SA de CV(a)  ....      1,862,500       1,573,617
Telefonos de Mexico, SA de CV Cl. L (ADR) .......         67,506       2,121,039
                                                                    ------------
                                                                      11,740,018
                                                                    ------------
Netherlands-1.3%
ING Groep NV ....................................        172,201       2,997,384
                                                                    ------------

Norway-0.5%
Telenor ASA .....................................        282,802       1,174,850
                                                                    ------------

Peru-0.7%
Exsa, SA(b) .....................................      2,553,027       1,655,421
                                                                    ------------

Poland-0.5%
Polski Koncern Naftowy Orlen, SA (GDR) ..........        107,117       1,041,177
                                                                    ------------

Russia-2.2%
Gazprom (ADR)(c) ................................         71,300       1,340,440
Lukoil Holding (ADR) ............................         23,594       1,868,152
Mobile Telesystems (ADR)(a) .....................         30,600       1,805,400
                                                                    ------------
                                                                       5,013,992
                                                                    ------------
Singapore-1.1%
DBS Group Holdings, Ltd. ........................        323,535       1,892,609
Singapore Post, Ltd.(a) .........................      1,182,000         456,487
                                                                    ------------
                                                                       2,349,096
                                                                    ------------
South Africa-1.4%
Iscor, Ltd. .....................................        267,761         572,361
MTN Group, Ltd.(a) ..............................      1,215,765       2,644,274
                                                                    ------------
                                                                       3,216,635
                                                                    ------------
South Korea-5.2%
Kookmin Bank ....................................         93,701       2,823,973
   ADR ..........................................         65,733       1,988,423
POSCO ...........................................         25,480       2,645,057
SK Telecom Co., Ltd. ............................         24,730       4,223,458
                                                                    ------------
                                                                      11,680,911
                                                                    ------------
Spain-3.4%
Amadeus Global Travel Distribution, SA ..........        217,595       1,249,158
Iberia Lineas Aereas de Espana, SA ..............        689,472       1,340,513
Indra Sistemas, SA ..............................        170,632       1,737,287
Red Electrica de Espana .........................         84,316       1,105,815
Telefonica, SA(a) ...............................        193,648       2,252,329
                                                                    ------------
                                                                       7,685,102
                                                                    ------------
Sweden-1.1%
Eniro AB ........................................        281,883       2,415,858
                                                                    ------------


--------------------------------------------------------------------------------
                              ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Switzerland-0.2%
Unique Zurich Airport(a) ........................         17,645    $    430,063
                                                                    ------------

Taiwan-2.8%
Fubon Financial Holding Co., Ltd.(a) ............      4,701,865       3,768,567
Taiwan Semiconductor
   Manufacturing Co., Ltd.(a) ...................      1,551,123       2,558,276
                                                                    ------------
                                                                       6,326,843
                                                                    ------------
Thailand-1.1%
Ratchaburi Electricity Generating Holding
   Public Co., Ltd. .............................      2,130,300       1,392,518
Siam Commercial Bank Public Co., Ltd.(a) ........      1,291,000       1,104,730
                                                                    ------------
                                                                       2,497,248
                                                                    ------------
Trinidad & Tobago-0.4%
B.W.I.A. International Airways, Ltd.(a)(b) ......      2,727,272         848,182
                                                                    ------------

Turkey-1.0%
Dogan Yayin Holding AS(a) .......................    833,716,133       1,304,794
Turkcell Iletisim Hizmetleri AS(a) ..............    130,840,046         876,264
                                                                    ------------
                                                                       2,181,058
                                                                    ------------
United Kingdom-10.6%
BP Plc. .........................................        502,187       3,488,875
British Sky Broadcasting Group Plc.(a) ..........        267,103       2,965,084
Capita Group Plc. ...............................        461,892       1,725,683
Centrica Plc. ...................................        867,547       2,520,581
Mersey Docks & Harbour Co. ......................        180,403       1,650,721
mm02 Plc.(a) ....................................      1,103,900       1,035,638
National Grid Transco Plc. ......................        723,317       4,914,539
Vodafone Group Plc. .............................      2,766,524       5,419,573
                                                                    ------------
                                                                      23,720,694
                                                                    ------------
United States-3.4%
Affiliated Computer Services, Inc. Cl. A(a)  ....         55,500       2,538,015
Pfizer, Inc. ....................................        149,300       5,098,595
                                                                    ------------
                                                                       7,636,610
                                                                    ------------
Total Investments-96.6%
   (cost $199,642,695) ..........................                    216,784,009
Other assets less liabilities-3.4% ..............                      7,640,889
                                                                    ------------

Net Assets-100% .................................                   $224,424,898
                                                                    ============

(a)   Non-income producing security.

(b)   Illiquid security, valued at fair value (See Note A).

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003 this security amounted to $1,340,440 or 0.6% of net assets.

      Glossary of terms:

      ADR-American Depositary Receipt

      GDR-Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

Assets
Investments in securities, at value (cost $199,642,695) .....     $ 216,784,009
Cash ........................................................           610,754
Foreign cash, at value (cost $5,080,891) ....................         5,031,239
Receivable for investment securities sold and
   foreign currency contracts ...............................         3,642,264
Dividends and interest receivable ...........................           542,274
                                                                  -------------
Total assets ................................................       226,610,540
                                                                  -------------
Liabilities
Payable for capital stock redeemed ..........................         1,015,834
Payable for investment securities purchased .................           473,347
Advisory fee payable ........................................           187,700
Distribution fee payable ....................................            91,504
Accrued expenses ............................................           417,257
                                                                  -------------
Total liabilities ...........................................         2,185,642
                                                                  -------------
Net Assets ..................................................     $ 224,424,898
                                                                  =============
Composition of Net Assets
Capital stock, at par .......................................     $      27,271
Additional paid-in capital ..................................       270,444,277
Undistributed net investment income .........................           576,050
Accumulated net realized loss on investment and
   foreign currency transactions ............................       (63,713,585)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ......        17,090,885
                                                                  -------------
                                                                   $224,424,898
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and
redemption price per share
   ($163,406,156/19,491,040 shares of capital stock
   issued and outstanding) ..................................             $8.38
Sales charge--4.25% of public offering price ................               .37
                                                                          -----
Maximum offering price ......................................             $8.75
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($48,182,783/6,148,316 shares of
   capital stock issued and outstanding) ....................             $7.84
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($12,092,165/1,543,203 shares of capital stock
   issued and outstanding) ..................................             $7.84
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
($743,794/88,096 shares of capital stock issued
   and outstanding) .........................................             $8.44
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 11

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended June 30, 2003

Investment Income
Dividends (net of foreign taxes withheld
   of $569,391) ............................    $   5,541,543
Interest ...................................            8,875     $   5,550,418
                                                -------------
Expenses
Advisory fee ...............................        2,212,918
Distribution fee--Class A ..................          473,773
Distribution fee--Class B ..................          503,050
Distribution fee--Class C ..................          123,117
Transfer agency ............................        1,230,478
Custodian ..................................          421,557
Printing ...................................          172,820
Administrative .............................          147,000
Audit and legal ............................          145,452
Registration ...............................           81,786
Directors' fees ............................           19,000
Miscellaneous ..............................           19,338
                                                -------------
Total expenses .............................        5,550,289
Less: expense offset arrangement
   (see Note B) ............................           (1,033)
                                                -------------
Net expenses ...............................                          5,549,256
                                                                  -------------
Net investment income ......................                              1,162
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency Transactions
Net realized gain (loss):
   Investment transactions .................                         (5,391,413)
   Foreign currency transactions ...........                            574,888
Net change in unrealized appreciation/depreciation of:
   Investments .............................                          6,837,843
   Foreign currency denominated assets
   and liabilities .........................                           (597,667)
                                                                  -------------
Net gain on investment and foreign
   currency transactions ...................                          1,423,651
                                                                  -------------
Net Increase in Net Assets from
   Operations ..............................                      $   1,424,813
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    2003              2002
                                                =============     =============

Increase (Decrease) in Net Assets
from Operations
Net investment income (loss) ...............    $       1,162     $  (1,910,176)
Net realized loss on investment and
   foreign currency transactions ...........       (4,816,525)      (55,314,697)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......        6,240,176        32,010,003
                                                -------------     -------------
Net increase (decrease) in net assets
   from operations .........................        1,424,813       (25,214,870)
Capital Stock Transactions
Net decrease ...............................      (42,233,358)      (73,189,694)
                                                -------------     -------------
Total decrease .............................      (40,808,545)      (98,404,564)
Net Assets
Beginning of period ........................      265,233,443       363,638,007
                                                -------------     -------------
End of period (including undistributed
   net investment income of
   $576,050 at June 30, 2003) ..............    $ 224,424,898     $ 265,233,443
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 13

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Worldwide Privatization Fund, Inc. (the "Fund"), formerly Alliance Worldwide Privatization Fund, Inc., organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $147,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended June 30, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $810,999 for the year ended June 30, 2003.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

For the year ended June 30, 2003, the Fund's expenses were reduced by $1,033 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,420 from the sale of Class A shares and $20,734, $74,468 and $3,460 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended June 30, 2003.

Brokerage commissions paid on investment transactions for the year ended June 30, 2003, amounted to $393,171, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,701,699 and $1,194,225 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2003, were as follows:

                                                     Purchases        Sales
                                                    ============   ============
Investment securities (excluding U.S.
   government securities) ......................    $ 64,207,931   $103,187,208
U.S. government securities .....................              -0-            -0-


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

At June 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost .................................................            $ 199,900,472
                                                                  =============
Gross unrealized appreciation ........................            $  39,650,608
Gross unrealized depreciation ........................              (22,767,071)
                                                                  -------------
Net unrealized appreciation ..........................            $  16,883,537
                                                                  =============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    -------------------------------     -------------------------------
                                  Shares                             Amount
                    -------------------------------     -------------------------------
                       Year Ended        Year Ended        Year Ended        Year Ended
                    June 30, 2003     June 30, 2002     June 30, 2003     June 30, 2002
---------------------------------------------------------------------------------------
Class A
Shares sold            13,183,729        20,653,456     $  96,276,749     $ 164,826,079
---------------------------------------------------------------------------------------
Shares converted
  from Class B            856,684           318,650         7,708,791         2,614,278
---------------------------------------------------------------------------------------
Shares redeemed       (16,909,314)      (26,668,504)     (126,147,344)     (213,967,580)
---------------------------------------------------------------------------------------
Net decrease           (2,868,901)       (5,696,398)    $ (22,161,804)    $ (46,527,223)
=======================================================================================

Class B
Shares sold               945,209         1,021,040     $   6,678,057     $   7,839,994
---------------------------------------------------------------------------------------
Shares converted
  to Class A             (897,545)         (337,100)       (7,708,791)       (2,614,278)
---------------------------------------------------------------------------------------
Shares redeemed        (2,413,607)       (3,279,607)      (15,566,368)      (24,843,208)
---------------------------------------------------------------------------------------
Net decrease           (2,365,943)       (2,595,667)    $ (16,597,102)    $ (19,617,492)
=======================================================================================

Class C
Shares sold             1,759,195           968,938     $  12,385,634     $   7,336,447
---------------------------------------------------------------------------------------
Shares redeemed        (2,229,518)       (1,838,098)      (15,771,710)      (13,945,850)
---------------------------------------------------------------------------------------
Net decrease             (470,323)         (869,160)    $  (3,386,076)    $  (6,609,403)
=======================================================================================

Advisor Class
Shares sold               286,023            62,339     $   2,282,890     $     484,912
---------------------------------------------------------------------------------------
Shares redeemed          (296,367)         (117,314)       (2,371,266)         (920,488)
---------------------------------------------------------------------------------------
Net decrease              (10,344)          (54,975)    $     (88,376)    $    (435,576)
=======================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the year ended June 30, 2003.

NOTE H

Distributable Earnings

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................         $(63,455,808)(a)
Undistributed ordinary income .........................              576,050
Unrealized appreciation/(depreciation) ................           16,833,108
                                                                ------------
Total accumulated earnings/(deficit) ..................         $(46,046,650)
                                                                ============

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $57,588,910 of which $2,674,544 expires in the year 2009, $9,780,649 expires in the year 2010 and $45,133,717 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003, post October capital losses of $5,866,898.

During the current fiscal year, permanent differences, primarily due to foreign currency gains, resulted in a net increase in accumulated net realized loss on investments and foreign currency transactions, and a corresponding increase in undistributed net investment income. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -----------------------------------------------------------
                                                         Class A
                                 -----------------------------------------------------------
                                                    Year Ended June 30,
                                 -----------------------------------------------------------
                                     2003       2002        2001        2000           1999
                                 -----------------------------------------------------------
Net asset value, beginning
  of period ...................  $   8.19   $   8.76    $  13.57    $  11.84       $  12.67
                                 -----------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(a) ...................       .02       (.03)        .02        (.04)            -0-
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................       .17       (.54)      (3.45)       2.83            .93
                                 -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................       .19       (.57)      (3.43)       2.79            .93
                                 -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ......................        -0-        -0-         -0-         -0-          (.12)
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................        -0-        -0-      (1.37)      (1.06)         (1.64)
Distributions in excess of net
  realized gains on
  investments .................        -0-        -0-       (.01)         -0-            -0-
                                 -----------------------------------------------------------
Total dividends and
  distributions ...............        -0-        -0-      (1.38)      (1.06)         (1.76)
                                 -----------------------------------------------------------
Net asset value, end of
  period ......................  $   8.38   $   8.19    $   8.76    $  13.57       $  11.84
                                 ===========================================================
Total Return
Total investment return based
  on net asset value(b)  ......      2.32%     (6.51)%    (26.81)%     24.26%          9.86%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $163,406   $183,160    $245,873    $394,665       $340,194
Ratio to average net assets of:
  Expenses ....................      2.29%      2.10%       1.81%       1.74%(c)       1.92%(c)
Net investment income
  (loss) ......................       .23%      (.40)%       .14%       (.31)%         (.01)%
Portfolio turnover rate .......        29%        43%         42%         67%            58%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 21

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -----------------------------------------------------------
                                                         Class B
                                 -----------------------------------------------------------
                                                    Year Ended June 30,
                                 -----------------------------------------------------------
                                     2003       2002        2001        2000           1999
                                 -----------------------------------------------------------
Net asset value, beginning of
  period ......................  $   7.72   $   8.32    $  13.06    $  11.50       $  12.37
                                 -----------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........      (.04)      (.09)       (.07)       (.13)          (.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................       .16       (.51)      (3.29)       2.75            .89
                                 -----------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................       .12       (.60)      (3.36)       2.62            .81
                                 -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ......................        -0-        -0-         -0-         -0-          (.04)
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................        -0-        -0-      (1.37)      (1.06)         (1.64)
Distributions in excess of net
  realized gains on
  investments .................        -0-        -0-      (.01)          -0-            -0-
                                 -----------------------------------------------------------
Total dividends and
  distributions ...............        -0-        -0-      (1.38)      (1.06)         (1.68)
                                 -----------------------------------------------------------
Net asset value, end of
  period ......................  $   7.84   $   7.72    $   8.32    $  13.06       $  11.50
                                 ===========================================================
Total Return
Total investment return based
  on net asset value(b)  ......      1.55%     (7.21)%    (27.37)%     23.45%          8.91%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $ 48,183   $ 65,724    $ 92,446    $160,847       $117,420
Ratio to average net assets of:
  Expenses ....................      3.08%      2.89%       2.56%       2.47%(c)       2.63%(c)
  Net investment loss .........      (.61)%    (1.19)%      (.64)%     (1.02)%        (1.43)%
Portfolio turnover rate .......        29%        43%         42%         67%            58%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -----------------------------------------------------------
                                                         Class C
                                 -----------------------------------------------------------
                                                    Year Ended June 30,
                                 -----------------------------------------------------------
                                     2003       2002        2001        2000           1999
                                 -----------------------------------------------------------
Net asset value, beginning of
  period ......................  $   7.72   $   8.32    $  13.05    $  11.50       $  12.37
                                 -----------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........      (.04)      (.09)       (.06)       (.12)          (.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................       .16       (.51)      (3.29)       2.73            .89
                                 -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................       .12       (.60)      (3.35)       2.61            .81
                                 -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ......................        -0-        -0-         -0-         -0-          (.04)
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................        -0-        -0-      (1.37)      (1.06)         (1.64)
Distributions in excess of net
  realized gains on
  investments .................        -0-        -0-       (.01)         -0-            -0-
                                 -----------------------------------------------------------
Total dividends and
  distributions ...............        -0-        -0-      (1.38)      (1.06)         (1.68)
                                 -----------------------------------------------------------
Net asset value, end of
  period ......................  $   7.84   $   7.72    $   8.32    $  13.05       $  11.50
                                 ===========================================================
Total Return
Total investment return based
  on net asset value(b)  ......      1.55%     (7.21)%    (27.30)%     23.37%          8.91%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $ 12,092   $ 15,541    $ 23,976    $ 39,598       $ 20,397
Ratio to average net assets of:
  Expenses ....................      3.06%      2.85%       2.56%       2.44%(c)       2.63%(c)
  Net investment loss .........      (.57)%    (1.18)%      (.62)%      (.94)%        (1.44)%
Portfolio turnover rate .......        29%        43%         42%         67%            58%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 23

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -----------------------------------------------------------
                                                       Advisor Class
                                 -----------------------------------------------------------
                                                    Year Ended June 30,
                                 -----------------------------------------------------------
                                     2003       2002        2001        2000           1999
                                 -----------------------------------------------------------
Net asset value, beginning of
  period ......................  $   8.21   $   8.76    $  13.53    $  11.77       $  12.63
                                 -----------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(a) ...................       .06       (.01)        .04          -0-           .02

Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................       .17       (.54)      (3.43)       2.82            .93
                                 -----------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................       .23       (.55)      (3.39)       2.82            .95
                                 -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ......................        -0-        -0-         -0-         -0-          (.17)
Distributions from net realized
  gains on investment and
  foreign currency
  transactions ................        -0-        -0-      (1.37)      (1.06)         (1.64)
Distributions in excess of
  net realized gains on
  investments .................        -0-        -0-       (.01)         -0-            -0-
                                 -----------------------------------------------------------
Total dividends and
  distributions ...............        -0-        -0-      (1.38)      (1.06)         (1.81)
                                 -----------------------------------------------------------
Net asset value, end of period   $   8.44   $   8.21    $   8.76    $  13.53       $  11.77
                                 ===========================================================
Total Return
Total investment return based
  on net asset value(b)  ......      2.80%     (6.28)%    (26.58)%     24.68%         10.12%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $    744   $    808    $  1,343    $  2,506       $  1,610
Ratio to average net assets of:
  Expenses ....................      1.98%      1.80%       1.50%       1.43%(c)       1.62%(c)
Net investment income (loss) ..       .74%      (.18)%       .38%        .01%           .37%
Portfolio turnover rate .......        29%        43%         42%         67%            58%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                               Year Ended June 30,
                                -------------------
                                    2000 1999
                                -------------------
      Class A...............       1.73%     1.91%
      Class B...............       2.46%     2.62%
      Class C...............       2.43%     2.61%
      Advisor Class.........       1.42%     1.61%


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 25

Report of Independent Auditors
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and
Shareholders of AllianceBernstein
Worldwide Privatization Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Worldwide Privatization Fund, Inc., formerly Alliance Worldwide Privatization Fund, Inc., (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

TAX INFORMATION (unaudited)

The Fund intends to make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to shareholders for the fiscal year ended June 30, 2003 is $569,391. The foreign source of income for information reporting purposes is $6,031,515.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2004.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                              Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Jean Van De Walle, Vice President
Michael Levy, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 27

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                       PORTFOLIOS
                                                                         IN FUND           OTHER
   NAME, ADDRESS,                             PRINCIPAL                  COMPLEX       DIRECTORSHIPS
  AGE OF DIRECTOR                           OCCUPATION(S)              OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS             DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
John D. Carifa,** 58                President, Chief Operating              113              None
1345 Avenue                         Officer and a Director of ACMC,
of the Americas                     with which he has been
New York, NY 10105 (9)              associated with since prior to
                                      1998

DISINTERESTED DIRECTORS
Ruth Block,#+ 72                    Formerly an Executive Vice               94              None
P.O. Box 4623                       President and the Chief
Stamford, CT 06903 (9)              Insurance Officer of The
                                    Equitable Life Assurance Society of the
                                    United States; Chairman and Chief Executive
                                    Officer of Evlico; a Director of Avon,
                                    Tandem Financial Group, Donaldson, Lufkin &
                                    Jenrette Securities Corporation, Ecolab
                                    Incorporated (specialty chemicals) and BP
                                    Amoco Corporation (oil and gas). Former
                                    Governor at Large National Association of
                                    Securities Brokers, Inc.

David H. Dievler,#+ 73              Independent consultant. Until            98              None
P.O. Box 167                        December 1994, Senior
Spring Lake,                        Vice President of ACMC
New Jersey 07762 (9)                responsible for mutual fund
                                    administration. Prior to joining ACMC in
                                    1984, Chief Financial Officer of Eberstadt
                                    Asset Management since 1968. Prior to that,
                                    Senior Manager at Price Waterhouse & Co.
                                    Member of American Institute of Certified
                                    Public Accountants since 1953.

John H. Dobkin,#+ 61                Consultant. Formerly President           95              None
P.O. Box 12                         of the Board of Save Venice, Inc.
Annadale,                           (preservation organization) from
New York 12504 (9)                  2001-2002. Formerly a Senior
                                    Advisor from June 1999-June 2000 and
                                    President from December 1989-May 1999 of
                                    Historic Hudson Valley (historic
                                    preservation). Previously, Director of the
                                    National Academy of Design. During 1988-92,
                                    Director and Chairman of the Audit Committee
                                    of ACMC.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                       PORTFOLIOS
                                                                         IN FUND           OTHER
   NAME, ADDRESS,                             PRINCIPAL                  COMPLEX       DIRECTORSHIPS
  AGE OF DIRECTOR                           OCCUPATION(S)              OVERSEEN BY        HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS             DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
William H. Foulk, Jr.,#+ 70         Investment Adviser and an               110              None
Room 100                            independent consultant.
2 Sound View Drive                  Formerly Senior Manager of
Greenwich, Connecticut              Barrett Associates, Inc., a
06830 (9)                           registered investment adviser,
                                    with which he had been associated since
                                    prior to 1998. Formerly Deputy Comptroller
                                    of the State of New York and, prior thereto,
                                    Chief Investment Officer of the New York
                                    Bank for Savings.

Clifford L. Michel,#+ 63            Senior Counsel of the law firm of        94          Placer Dome,
15 St. Bernard's Road               Cahill Gordon & Reindel since                            Inc
Gladstone, New Jersey               February 2001 and a partner of
07934 (9)                           that firm for more than 25 years
                                    prior thereto. President and Chief
                                    Executive Officer of Wenonah
                                    Development Company
                                    (investments) and a Director of the Placer
                                    Dome, Inc. (mining).

Donald J. Robinson,#+ 68            Senior Counsel of the law firm           93              None
98 Hell's Peak Road                 of Orrick, Herrington & Sutcliffe
Weston, Vermont                     LLP since prior to 1998. Formerly
05161 (7)                           a senior partner and a member
                                    of the Executive Committee of that firm. He
                                    was also a member and chairman of the
                                    Municipal Securities Rulemaking Board and a
                                    Trustee of the Museum of the City of New
                                    York.

* There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 29

Management of the Fund
--------------------------------------------------------------------------------

Officer Information
Certain information concerning the Fund's Officers is listed below.

        NAME,                             POSITION(S)                PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                      HELD WITH FUND               DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------
John D. Carifa, 58                  Chairman & President       See biography above.

Edward D. Baker III, 52             Vice President             Senior Vice President and Chief
                                                               Investment Officer-Emerging Markets of
                                                               ACMC, with which he has been
                                                               associated since prior to 1998.

Thomas J. Bardong, 58               Vice President             Senior Vice President of ACMC, with
                                                               which he has been associated since
                                                               prior to 1998.

Russell Brody, 36                   Vice President             Vice President of ACMC, with which he
                                                               has been associated since prior to
                                                               1998.

Michael Levy, 33                    Vice President             Assistant Vice President of ACMC, with
                                                               which he has been associated since
                                                               prior to 1998.

Jean Van De Walle, 44               Vice President             Vice President of ACMC, with which he
                                                               has been associated since prior to
                                                               1998.

Edmund P. Bergan, Jr., 53           Secretary                  Senior Vice President and the General
                                                               Counsel of AllianceBernstein
                                                               Investment Research and
                                                               Management, Inc. ("ABIRM") and
                                                               Alliance Global Investor Services, Inc.
                                                               ("AGIS"), with which he has been
                                                               associated since prior to 1998.

Mark D. Gersten, 52                 Treasurer and Chief        Senior Vice President of AGIS, with
                                    Financial Officer          which he has been associated since
                                                               prior to 1998.

Vincent S. Noto, 38                 Controller                 Vice President of AGIS, with which he
                                                               has been associated since prior to
                                                               1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACL, ACMC, ABIRM, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
30  o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Balanced Shares
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM) Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

WWPAR0603

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Worldwide Privatization Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003

                                Exhibit 10(b)(1)

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John D. Carifa, certify that:

1. I have reviewed this report on Form N-CSR (the "Report") of AllianceBernstein Worldwide Privatization Fund, Inc. (the "Fund");

2. Based on my knowledge, this Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this Report;

3. Based on my knowledge, the financial statements and other financial information included in this Report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in this Report;

4. The Fund's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this Report is being prepared;

         b) evaluated the effectiveness of the Fund's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this Report based on such evaluation; and

         c) disclosed in this Report any change in the Fund's internal control over financial reporting that occurred during the Fund's most recent fiscal half-year [or second fiscal half-year in the case of an annual report] that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting; and

5. The Fund's other certifying officer and I have disclosed to the Fund's auditors and the audit committee of the Fund's board of directors:

         a) all significant deficiencies in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund's internal controls.



Date: August 22, 2003


                                 /s/ John D. Carifa
                                 ---------------------------
                                 John D. Carifa
                                 Chairman and President